UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust I

(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust I
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2025

Item 1. Reports to Stockholders.

The Free Markets ETF Tailored Shareholder Report

Semi-annual shareholder report November 30, 2025

The Free Markets ETF

Ticker: FMKT (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the The Free Markets ETF (the "Fund") for the period June 9, 2025 to November 30, 2025. You can find additional information about the Fund at www.freemarketsetf.com. You can also request this information by contacting us at (833) 653-6400 or by contacting the Fund at The Free Markets ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
The Free Markets ETF	$38	0.75%
*	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of November 30, 2025)

Fund Size (Thousands)	$20,293
Number of Holdings	54
Total Advisory Fee Paid	$59,630
Portfolio Turnover Rate	25%

Sector Breakdown

(% of Total Net Assets)

Health Care
18.9%
Utilities
14.1%
Financial Services
10.2%
Industrial Services
8.5%
Industrial Products
7.3%
Media
6.6%
Materials
5.9%
Banking
5.7%
Software & Tech Services
4.9%
Real Estate
3.8%
Oil & Gas
3.5%
EXCHANGE TRADED FUNDS
2.2%
Consumer Staple Products
1.0%
Tech Hardware & Semiconductors
0.9%
Retail & Wholesale - Staples
0.8%
Cash & Other
5.7%

What did the Fund invest in?

(as of November 30, 2025)

Top Ten Holdings	(% of total net assets)
Citizens Financial Group, Inc.	3.2
Interactive Brokers Group, Inc. - Class A	3.0
Nexstar Media Group, Inc. - Class A	3.0
Williams Cos., Inc.	3.0
McKesson Corp.	2.9
Peabody Energy Corp.	2.9
Dominion Energy, Inc.	2.6
Comfort Systems USA, Inc.	2.5
Palantir Technologies, Inc. - Class A	2.5
Southern Co.	2.5

How Has the Fund Changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust I, including the Fund.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.freemarketsetf.com.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements
November 30, 2025
(Unaudited)

Tidal Trust I

The Free Markets ETF	| FMKT	| NYSE Arca, Inc.

The Free Markets ETF

The Free Markets ETF
Schedule of Investments

November 30, 2025 (Unaudited)

COMMON STOCKS - 92.1%	Shares	Value
Banking - 5.7%
Citizens Financial Group, Inc.	12,182	$659,046
KeyCorp	27,005	496,352
		1,155,398
Consumer Staple Products - 1.0%
Pilgrim's Pride Corp.	5,336	202,981

Financial Services - 10.2%
Blackstone, Inc.	2,818	412,612
Circle Internet Group, Inc. - Class A(a)	3,293	263,209
Federal National Mortgage Association(a)	34,564	353,244
Interactive Brokers Group, Inc. - Class A	9,503	617,885
Robinhood Markets, Inc. - Class A(a)	3,293	423,118
		2,070,068

Health Care - 18.9%
Biogen, Inc.(a)	2,530	460,688
Cardinal Health, Inc.	976	207,166
Cencora, Inc.	475	175,242
CVS Health Corp.	3,741	300,627
Eli Lilly & Co.	404	434,490
Ensign Group, Inc.	852	158,080
IQVIA Holdings, Inc.(a)	731	168,137
Johnson & Johnson	2,094	433,290
McKesson Corp.	674	593,875
Tenet Healthcare Corp.(a)	764	165,666
Thermo Fisher Scientific, Inc.	518	306,050
Universal Health Services, Inc. - Class B	1,772	431,712
		3,835,023

Industrial Products - 7.3%
Archer Aviation, Inc.(a)	38,046	296,378
General Dynamics Corp.	763	260,664
Howmet Aerospace, Inc.	2,159	441,710
Joby Aviation, Inc.(a)	26,845	387,373
NuScale Power Corp. - Class A(a)	4,783	95,660
		1,481,785

Industrial Services - 8.5%
Comfort Systems USA, Inc.	524	511,917
EMCOR Group, Inc.	620	381,343
FedEx Corp.	1,506	415,174

The accompanying notes are an integral part of these financial statements.

Quanta Services, Inc.	902	$419,322
		1,727,756

Materials - 5.9%
NACCO Industries, Inc. - Class A	4,264	205,695
Peabody Energy Corp.	21,560	587,295
Uranium Energy Corp.(a)	33,314	408,763
		1,201,753

Media - 6.6%
DoorDash, Inc. - Class A(a)	1,628	322,946
Fox Corp. - Class A	6,108	400,074
Nexstar Media Group, Inc. - Class A	3,169	608,892
		1,331,912

Oil & Gas - 3.5%
TechnipFMC PLC	2,409	109,031
Williams Cos., Inc.	9,948	606,132
		715,163

Real Estate - 3.8%
CareTrust REIT, Inc. - REIT	11,772	441,803
Welltower, Inc. - REIT	1,588	330,653
		772,456

Retail & Wholesale - Staples - 0.8%
Archer-Daniels-Midland Co.	2,576	156,466

Software & Tech Services - 4.9%
Doximity, Inc. - Class A(a)	3,966	204,011
Palantir Technologies, Inc. - Class A(a)	3,003	505,855
Palo Alto Networks, Inc.(a)	1,457	277,020
		986,886

Tech Hardware & Semiconductors - 0.9%
Cisco Systems, Inc.	2,240	172,346

Utilities - 14.1%
American Electric Power Co., Inc.	3,323	411,288
Constellation Energy Corp.	1,152	419,743
Dominion Energy, Inc.	8,382	526,138
Duke Energy Corp.	3,181	394,253
Evergy, Inc.	2,041	158,483
Exelon Corp.	3,324	156,627
Southern Co.	5,465	497,971

The accompanying notes are an integral part of these financial statements.

Vistra Corp.	1,705	$304,956
		2,869,459

TOTAL COMMON STOCKS (Cost $17,225,362)		18,679,452

EXCHANGE TRADED FUNDS - 2.2%	Shares	Value
iShares Bitcoin Trust ETF(a)	8,846	456,011

TOTAL EXCHANGE TRADED FUNDS (Cost $518,613)		456,011

SHORT-TERM INVESTMENTS - 5.6%
Money Market Funds - 5.6%	Shares	Value
First American Government Obligations Fund - Class X, 3.92%(b)	1,144,659	1,144,659

TOTAL SHORT-TERM INVESTMENTS (Cost $1,144,659)		1,144,659

TOTAL INVESTMENTS - 99.9% (Cost $18,888,634)		$20,280,122
Other Assets in Excess of Liabilities - 0.1%		12,619
TOTAL NET ASSETS - 100.0%		$20,292,741

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

(a) Non-income producing security.

(b) The rate shown represents the 7-day annualized effective yield as of November 30, 2025.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

November 30, 2025 (Unaudited)

The Free Markets ETF
ASSETS:
Investments, at value (cost $18,888,634) (Note 2)	$20,280,122
Dividends receivable	20,989
Interest receivable	4,045
Total assets	20,305,156

LIABILITIES:
Payable to adviser (Note 4)	12,415
Total liabilities	12,415
NET ASSETS	$20,292,741

NET ASSETS CONSISTS OF:
Paid-in capital	$18,790,890
Total distributable earnings/(accumulated losses)	1,501,851
Total Net Assets	$20,292,741

Net assets	$20,292,741
Shares issued and outstanding(a)	900,000
Net asset value per share	$22.55

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Period Ended November 30, 2025 (Unaudited)

The Free Markets ETF(a)
INVESTMENT INCOME:
Dividend income	$99,861
Interest income	14,899
Total investment income	114,760

EXPENSES:
Investment advisory fee (Note 4)	59,630
Total expenses	59,630
NET INVESTMENT INCOME (LOSS)	55,130

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(33,890)
In-kind redemptions	89,123
Net realized gain (loss)	55,233
Net change in unrealized appreciation (depreciation) on:
Investments	1,391,488
Net change in unrealized appreciation (depreciation)	1,391,488
Net realized and unrealized gain (loss)	1,446,721
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,501,851

(a) Inception date of the Fund was June 9, 2025.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

The Free Markets ETF(a)
Period Ended November 30, 2025 (Unaudited)
OPERATIONS:
Net investment income (loss)	$55,130
Net realized gain (loss)	55,233
Net change in unrealized appreciation (depreciation)	1,391,488
Net increase (decrease) in net assets resulting from operations	1,501,851

CAPITAL TRANSACTIONS:
Subscriptions	19,864,205
Redemptions	(1,073,315)
Net increase (decrease) in net assets from capital transactions	18,790,890

NET INCREASE (DECREASE) IN NET ASSETS	20,292,741

NET ASSETS:
Beginning of the period	–
End of the period	$20,292,741

SHARES TRANSACTIONS
Subscriptions	950,000
Redemptions	(50,000)
Total increase (decrease) in shares outstanding	900,000

(a) Inception date of the Fund was June 9, 2025.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the period presented

The Free Markets ETF
Period Ended November 30, 2025(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)(c)	0.07
Net realized and unrealized gain (loss)(d)	2.48
Total from investment operations	2.55

LESS DISTRIBUTIONS FROM:

Net asset value, end of period	$22.55

TOTAL RETURN(e)	12.74%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$20,293
Ratio of expenses to average net assets(f)(g)	0.75%
Ratio of net investment income to average net assets(f)(g)	0.69%
Portfolio turnover rate(e)(h)	25%

(a)	Inception date of the Fund was June 9, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

November 30, 2025 (Unaudited)

NOTE 1 - ORGANIZATION

The Free Markets ETF (the “Fund”) is a diversified series of shares of beneficial interest of Tidal Trust I (formerly, Tidal ETF Trust) (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and Point Bridge Capital, LLC, SYKON Asset Management LLC, and Tactical Rotation Management, LLC (“TRM”) (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”) serve as sub-advisers to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The Fund commenced operations on June 9, 2025.

The investment objective of the Fund is to seek to provide long-term total returns.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by the

Notes to Financial Statements

November 30, 2025 (Unaudited)

Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2025:

The Free Markets ETF
	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks	$18,679,452	$–	$–	$18,679,452
Exchange Traded Funds	456,011	–	–	456,011
Money Market Funds	1,144,659	–	–	1,144,659
Total Investments	$20,280,122	$–	$–	$20,280,122

Refer to the Schedule of Investments for further disaggregation of investment categories.

Federal Income Taxes - The Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the

Notes to Financial Statements

November 30, 2025 (Unaudited)

Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Fund intends to declare as dividends in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

As of November 30, 2025, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Fund are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Notes to Financial Statements

November 30, 2025 (Unaudited)

Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, in which the Fund primarily invests, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors. Factors that could impact the market value of an equity security include a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Deregulation Strategy Risks. The Fund’s strategy of investing in companies that may benefit from deregulatory measures entails significant risks, including those stemming from the unpredictable nature of regulatory trends. Deregulation is influenced by political, economic, and social factors, which can shift rapidly and in unforeseen directions. Changes in government priorities, political leadership, or public sentiment may result in the reversal of existing deregulatory policies or the introduction of new regulations that could adversely affect certain industries or companies. Further, while the Fund invests in companies expected to benefit from deregulatory initiatives, not all of these companies may achieve the expected advantages, whether fully, partially, or at all. The actual impact of deregulatory measures may vary widely depending on a company's specific operational, financial, and competitive circumstances. Companies may also face challenges adapting to new regulatory environments, or their competitive positioning may be undermined by other market factors unrelated to deregulation. These risks could negatively affect the performance of the Fund’s portfolio.

Underlying ETF Risks. The Fund will incur higher expenses when it invests in other funds, including Underlying ETFs and other investment companies. By investing in another underlying fund, the Fund becomes a shareholder of that fund and bears its proportionate share of the fees and expenses of the other underlying fund. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds as the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such underlying funds. Investments in Underlying ETFs are also subject to the “ETF Risks” described below.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s

Notes to Financial Statements

November 30, 2025 (Unaudited)

expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Market Capitalization Risk.

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

●	Micro-Capitalization Investing. Micro-capitalization companies often have limited product lines, narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including companies which are considered small- or mid-capitalization. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Underlying Digital Assets Exchange-Traded Products (“ETP”) Risks. The Fund's investment strategy, involving indirect exposure to Bitcoin, Ether, or any other Digital Assets through one or more Underlying ETPs, is subject to the risks associated with these Digital Assets and their markets. These risks include market volatility, regulatory changes, technological uncertainties, and potential financial losses. As with all investments, there is no assurance of profit, and investors should be cognizant of these specific risks associated with digital asset markets.

●	Underlying Bitcoin and Ether ETP Risks: Investing in an Underlying ETP that focuses on Bitcoin, Ether, and/or other Digital Assets, either through direct holdings or indirectly via derivatives like futures contracts, carries significant risks. These include high market volatility influenced by technological advancements, regulatory changes, and broader economic factors. For derivatives, liquidity risks and counterparty risks are substantial. Managing futures contracts tied to either asset may affect an Underlying ETP's performance. Each Underlying ETP, and consequently the Fund, depends on blockchain technologies that present unique technological and cybersecurity risks, along with custodial challenges in securely storing digital assets. The evolving regulatory landscape further complicates compliance and valuation efforts. Additionally, risks related to market concentration, network issues, and operational complexities in managing Digital Assets can lead to losses. For Ether specifically, risks associated with its transition to a proof-of-stake consensus mechanism, including network upgrades and validator centralization, may add additional uncertainties.

Notes to Financial Statements

November 30, 2025 (Unaudited)

●	Bitcoin and Ether Investment Risk: The Fund's indirect investments in Bitcoin and Ether through holdings in one or more Underlying ETPs expose it to the unique risks of these digital assets. Bitcoin's price is highly volatile, driven by fluctuating network adoption, acceptance levels, and usage trends. Ether faces similar volatility, compounded by its reliance on decentralized applications (dApps) and smart contract usage, which are subject to innovation cycles and adoption rates. Neither asset operates as legal tender or within central authority systems, exposing them to potential government restrictions. Regulatory actions in various jurisdictions could negatively impact their market values. Both Bitcoin and Ether are susceptible to fraud, theft, market manipulation, and security breaches at trading platforms. Large holders of these assets ("whales") can influence their prices significantly. Forks in the blockchain networks, such as Ethereum's earlier split into Ether Classic, an affect demand and performance. Both assets' prices can be influenced by speculative trading, unrelated to fundamental utility or adoption.

●	Digital Assets Risk: Digital Assets like Bitcoin and Ether, designed as mediums of exchange or for utility purposes, are an emerging asset class. Operating independently of any central authority or government backing, they face extreme price volatility and regulatory scrutiny. Trading platforms for Digital Assets remain largely unregulated and prone to fraud and operational failures compared to traditional exchanges. Platform shutdowns, whether due to fraud, technical issues, or security breaches, can significantly impact prices and market stability.

●	Digital Asset Markets Risk: The Digital Asset market, particularly for Bitcoin and Ether, has experienced considerable volatility, leading to market disruptions and erosion of confidence among participants. Negative publicity surrounding these disruptions could adversely affect the Fund's reputation and share trading prices. Ongoing market turbulence could significantly impact the Fund's value.

●	Blockchain Technology Risk: Blockchain technology underpins Bitcoin, Ether, and other digital assets, yet it remains a relatively new and largely untested innovation. Competing platforms, changes in adoption rates, and technological advancements in blockchain infrastructure can affect their functionality and relevance. For Ether, the dependence on its proof-of-stake mechanism and smart contract capabilities introduces risks tied to network performance and scalability. Investments in blockchain-dependent companies or vehicles may experience market volatility and lower trading volumes. Furthermore, regulatory changes, cybersecurity incidents, and intellectual property disputes could undermine the adoption and stability of blockchain technologies.

ETF Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Notes to Financial Statements

November 30, 2025 (Unaudited)

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid-ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Advisers’ success or failure to implement investment strategies for the Fund.

General Market Risk. Securities markets and individual securities will increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market, economic or political news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility,” and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

New Sub-Adviser Risk. Although its principal has significant experience managing ETFs and other investment companies, TRM is a newly registered investment adviser and has not previously served as an adviser or sub-adviser to an investment company. As a result, there is no long-term track record against which an investor may judge TRM and it is possible TRM may not achieve the Fund’s intended investment objective.

New Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Advisers seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Notes to Financial Statements

November 30, 2025 (Unaudited)

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of each Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) of 0.75% based on the average daily net assets of the Fund. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Advisers to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended November 30, 2025 are disclosed in the Statement of Operations.

The Sub-Advisers serve as investment sub-advisers to the Fund, pursuant to a sub-advisory agreement between the Adviser and each Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreements”). Pursuant to the Sub-Advisory Agreements, the Sub-Advisers are responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Advisers are each paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.04% of the Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Advisers have agreed to assume all or a portion of the Adviser’s obligation to pay all expenses incurred by the Fund, except for Excluded Expenses. For assuming the payment obligation for a portion of the Fund’s expenses, the Adviser has agreed to pay to each Sub-Adviser a corresponding share of profits, if any, generated by the Fund’s Investment Advisory Fee, less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by the Sub-Advisers include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian. Prior to August 1, 2025, Fund Services also served as the Fund’s sub-administrator.

Notes to Financial Statements

November 30, 2025 (Unaudited)

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

The Fund's investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker ("CODM"). The Principal Financial Officer is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the period ended November 30, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Purchases	Sales
$16,505,359	$16,684,000

For the period ended November 30, 2025, there were no purchases or sales of long-term U.S. government securities.

For the period ended November 30, 2025, in-kind transactions associated with creations and redemptions for the Fund were as follows:

Purchases	Sales
$18,920,591	$1,024,236

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis

Notes to Financial Statements

November 30, 2025 (Unaudited)

balances have not been determined for the period ended November 30, 2025. Differences between the tax cost of investments and the cost noted in the Schedule of Investments will be determined at fiscal year-end. The Fund did not have any distributions for the period ended November 30, 2025.

NOTE 8 - SHARES TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the Shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Fund have equal rights and privileges.

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 10 - NEW ACCOUNTING PRONOUNCEMENTS

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after

Notes to Financial Statements

November 30, 2025 (Unaudited)

December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

NOTE 11 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

The Board of Trustees (the “Board” or the “Trustees”) of Tidal Trust I (the “Trust”) met at a meeting held on May 29, 2025 to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of The Free Markets ETF (the “Fund”), a proposed series of the Trust, and Tidal Investments LLC, the Fund’s proposed investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the proposed unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services to be Provided. The Board considered the nature, extent and quality of the Adviser’s overall services to be provided to the Fund, as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund, including trade execution and recommendations with respect to the hiring, termination, or replacement of sub-advisers to the Fund. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto, who will serve as a portfolio manager to the Fund, as well as the responsibilities of other key personnel of the Adviser to be involved in the day-to-day activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that to be employed by the Fund.

The Board also considered other services to be provided to the Fund by the Adviser, such as monitoring adherence to the Fund’s investment strategy and restrictions, oversight of Point Bridge Capital, LLC (“Point Bridge”), SYKON Asset Management LLC (“SYKON”) and Tactical Rotation Management, LLC (“TRM”) (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”), the Fund’s sub-advisers, and other service providers to the Fund, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board noted that the Adviser would be responsible for trade execution for the Fund and the Sub-Advisers would be responsible for selecting the Fund’s investments, subject to the supervision of the Adviser.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Adviser’s compliance program, were satisfactory.

2.	Investment Performance of the Fund and the Adviser. The Board noted that the Fund had not yet commenced operations and, therefore, concluded that performance of the Fund was not a relevant factor for consideration. The Board also considered that because the portfolio decision-making for the Fund would be performed by the Sub-Advisers, the Fund’s performance would not be the direct result of investment decisions made by the Adviser. Consequently, with respect to the Fund’s performance, the Board in the future would focus on the Adviser’s services, including the extent to which the Fund’s performance was achieving its investment objective, as well as the Adviser’s oversight of the Sub-Advisers’ services.

3.	Cost of Services to be Provided and Profits to be Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s proposed advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board noted that the Adviser agreed to pay all other expenses incurred by the Fund, subject to each Sub-Adviser’s contractual agreement to assume a portion of such obligation in exchange for a portion of the profits, if any, generated by the Fund’s unitary fee. The Board considered comparative information prepared by the Adviser, in partnership with AltaVista Research, LLC, a third-party ETF research firm, utilizing a peer group selection process managed by Barrington Partners (“Barrington”), an independent investment management analytics consulting firm, comparing the Fund to a customized group selected by Barrington.

The Board concluded that the Fund’s proposed expense ratio and the advisory fee to be paid to the Adviser were fair and reasonable in light of the comparative expense information and the investment management services to be provided to the Fund by the Adviser given the nature of the Fund’s investment strategy. The Board also evaluated, based on information provided by the Adviser, the compensation and benefits expected to be received by the Adviser and its affiliates from their relationship with the Fund, taking into account an analysis of the Adviser’s expected profitability with respect to the Fund. The Board further concluded that the Adviser has adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business.

4.	Extent of Economies of Scale as the Fund Grows. The Board considered the potential economies of scale that the Fund might realize under the structure of the proposed advisory fee. The Board noted the advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5.	Benefits to be Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser will provide to the Fund; and (c) the approval of the Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

At the meeting held on May 29, 2025, the Board also considered the initial approval of each sub-advisory agreement for the Fund, proposed to be entered into between the Adviser and Point Bridge (the “Point Bridge Sub-Advisory Agreement”), the Adviser and SYKON (the “SYKON Sub-Advisory Agreement”), and the Adviser and TRM (the “TRM Sub-Advisory Agreement”) (each, a “Sub-Advisory Agreement,” and collectively, the “Sub-Advisory Agreements”). Prior to this meeting, the Board requested and received materials to assist them in considering the approval of each Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of each Sub-Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and the Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Sub-Advisory Agreements, due diligence materials prepared by each Sub-Adviser (including the due diligence response completed by each Sub-Adviser with respect to a specific request letter from outside legal counsel to the Trust and the Independent Trustees, each Sub-Adviser’s Form ADV, select ownership, organizational, financial and insurance information for each Sub-Adviser, biographical information of key management and compliance personnel, and each Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved each Sub-Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Point Bridge Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services to be Provided. The Board considered the nature, extent and quality of the Sub-Adviser’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of Hal Lambert, who will serve as a portfolio manager for the Fund, as well as the responsibilities of other key personnel of the Sub-Adviser that will be involved in the day-to-day activities of the Fund. The Board reviewed the due diligence information provided by the Sub-Adviser, including information regarding the Sub-Adviser’s compliance program and its compliance personnel, as well as the Sub-Adviser’s cybersecurity program and business continuity plan. The Board noted that the Sub-Adviser does not currently manage any accounts that utilize a strategy similar to the strategy that is to be employed by Fund.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment strategies and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, monitoring the extent to which the Fund meets its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board noted that Point Bridge, as a member of the Fund’s investment committee, is jointly responsible, along with the other sub-advisers of the Fund, for the Fund’s investment selection, subject to oversight by the Adviser.

The Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Point Bridge Sub-Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Sub-Adviser’s compliance program, were satisfactory.

2.	Investment Performance of the Fund and the Sub-Adviser. The Board noted that the Fund had not yet commenced operations and, therefore, concluded that performance of the Fund was not a relevant factor for consideration.

3.	Cost of Services to be Provided and Profits to be Realized by the Sub-Adviser. The Board considered the structure of the proposed sub-advisory fee to be paid by the Adviser to the Sub-Adviser under the Point Bridge Sub-Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub-advisory fee payable under the Point Bridge Sub-Advisory Agreement was reasonable in light of the services to be performed by the Sub-Adviser. Since the sub-advisory fee is to be paid by the Adviser, the overall advisory fee paid by the Fund is not directly affected by the sub-advisory fees paid to the Sub-Adviser. Consequently, the Board did not consider the cost of services provided by the Sub-Adviser or the potential profitability of its relationship with the Fund to be material factors for consideration given that the Sub-Adviser is not affiliated with the Adviser and, therefore, the sub-advisory fees to be paid to the Sub-Adviser were negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fees to be paid to the Sub-Adviser by the Adviser reflected an appropriate allocation of the advisory fees and was reasonable in light of the services to be provided by the Sub-Adviser.

4.	Extent of Economies of Scale as the Fund Grows. Since the sub-advisory fees payable to the Sub-Adviser are not paid by the Fund, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

5.	Benefits to be Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Sub-Adviser from its association with the Fund. The Board concluded that the benefits the Sub-Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Point Bridge Sub-Advisory Agreement are fair and reasonable; (b) the sub-advisory fees are reasonable in light of the services that the Sub-Adviser will provide to the Fund; and (c) the approval of the Point Bridge Sub-Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

Discussion of Factors Considered

In considering the approval of the SYKON Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services to be Provided. The Board considered the nature, extent and quality of the Sub-Adviser’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of Todd Stankiewicz and Joseph P. Castiglie, who will each serve as a portfolio manager for the Fund, as well as the responsibilities of other key personnel of the Sub-Adviser that will be involved in the day-to-day activities of the Fund. The Board reviewed the due diligence information provided by the Sub-Adviser, including information regarding the Sub-Adviser’s compliance program and its compliance personnel, as well as the Sub-Adviser’s cybersecurity program and business continuity plan. The Board noted that the Sub-Adviser, as a recently registered investment adviser, does not currently manage any accounts that utilize a strategy similar to the strategy that is to be employed by Fund.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment strategies and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, monitoring the extent to which the Fund meets its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board noted that SYKON, as a member of the Fund’s investment committee, is jointly responsible, along with the other sub-advisers of the Fund, for the Fund’s investment selection, subject to oversight by the Adviser.

The Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the SYKON Sub-Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Sub-Adviser’s compliance program, were satisfactory.

2.	Investment Performance of the Fund and the Sub-Adviser. The Board noted that the Fund had not yet commenced operations and, therefore, concluded that performance of the Fund was not a relevant factor for consideration.

3.	Cost of Services to be Provided and Profits to be Realized by the Sub-Adviser. The Board considered the structure of the proposed sub-advisory fee to be paid by the Adviser to the Sub-Adviser under the SYKON Sub-Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub-advisory fee payable under the SYKON Sub-Advisory Agreement was reasonable in light of the services to be performed by the Sub-Adviser. Since the sub-advisory fee is to be paid by the Adviser, the overall advisory fee paid by the Fund is not directly affected by the sub-advisory fees paid to the Sub-Adviser. Consequently, the Board did not consider the cost of services provided by the Sub-Adviser or the potential profitability of its relationship with the Fund to be material factors for consideration given that the Sub-Adviser is not affiliated with the Adviser and, therefore, the sub-advisory fees to be paid to the Sub-Adviser were negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fees to be paid to the Sub-Adviser by the Adviser reflected an appropriate allocation of the advisory fees and was reasonable in light of the services to be provided by the Sub-Adviser.

4.	Extent of Economies of Scale as the Fund Grows. Since the sub-advisory fees payable to the Sub-Adviser are not paid by the Fund, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

5.	Benefits to be Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Sub-Adviser from its association with the Fund. The Board concluded that the benefits the Sub-Adviser may receive, such as increased brand visibility, enhanced credibility, and broader distribution of SYKON’s overall investment philosophy, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the SYKON Sub-Advisory Agreement are fair and reasonable; (b) the sub-advisory fees are reasonable in light of the services that the Sub-Adviser will provide to the Fund; and (c) the approval of the SYKON Sub-Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

Discussion of Factors Considered

In considering the approval of the TRM Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services to be Provided. The Board considered the nature, extent and quality of the Sub-Adviser’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of Michael Gayed, who will serve as a portfolio manager for the Fund, as well as the responsibilities of other key personnel of the Sub-Adviser that will be involved in the day-to-day activities of the Fund. The Board reviewed the due diligence information provided by the Sub-Adviser, including information regarding the Sub-Adviser’s compliance program and its compliance personnel, as well as the Sub-Adviser’s cybersecurity program and business continuity plan. The Board noted that the Sub-Adviser does not currently manage any accounts that utilize a strategy similar to the strategy that is to be employed by Fund.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment strategies and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, monitoring the extent to which the Fund meets its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board noted that TRM, as a member of the Fund’s investment committee, is jointly responsible, along with the other sub-advisers of the Fund for the Fund’s investment selection, subject to oversight by the Adviser.

The Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the TRM Sub-Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Sub-Adviser’s compliance program, were satisfactory.

2.	Investment Performance of the Fund and the Sub-Adviser. The Board noted that the Fund had not yet commenced operations and, therefore, concluded that performance of the Fund was not a relevant factor for consideration.

3.	Cost of Services to be Provided and Profits to be Realized by the Sub-Adviser. The Board considered the structure of the proposed sub-advisory fee to be paid by the Adviser to the Sub-Adviser under the TRM Sub-Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub-advisory fee payable under the TRM Sub-Advisory Agreement was reasonable in light of the services to be performed by the Sub-Adviser. Since the sub-advisory fee is to be paid by the Adviser, the overall advisory fee paid by the Fund is not directly affected by the sub-advisory fees paid to the Sub-Adviser. Consequently, the Board did not consider the cost of services provided by the Sub-Adviser or the potential profitability of its relationship with the Fund to be material factors for consideration given that the Sub-Adviser is not affiliated with the Adviser and, therefore, the sub-advisory fees to be paid to the Sub-Adviser were negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fees to be paid to the Sub-Adviser by the Adviser reflected an appropriate allocation of the advisory fees and was reasonable in light of the services to be provided by the Sub-Adviser.

4.	Extent of Economies of Scale as the Fund Grows. Since the sub-advisory fees payable to the Sub-Adviser are not paid by the Fund, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

5.	Benefits to be Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Sub-Adviser from its association with the Fund. The Board concluded that the benefits the Sub-Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the TRM Sub-Advisory Agreement are fair and reasonable; (b) the sub-advisory fees are reasonable in light of the services that the Sub-Adviser will provide to the Fund; and (c) the approval of the TRM Sub-Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust I

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	February 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	February 6, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	February 6, 2026